Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Advantage U.S. Total Market Fund, Inc.
Prospectus Date	rr_ProspectusDate	Jul. 29, 2019
Document Creation Date	dei_DocumentCreationDate	Jul. 26, 2019